Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

19. Income Taxes

The components of net loss before taxes are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Domestic	$(157,153)	$(24,778)
Foreign	(20,144)	(7,534)
Total net loss before taxes	$(177,297)	$(32,312)

Income tax (benefit) expense for the years ended December 31, 2025 and 2024 is comprised of the following (in thousands):

	December 31,
	2025	2024
Current:
U.S. Federal	$—	$60
State	—	1
Foreign	43	193
Total Current	43	254
Deferred:
Foreign	45	(143)
Total Deferred	45	(143)
Total income tax expense (benefit)	$88	$111

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate for the year ended December 31, 2025 as follows (in thousands):

	Year Ended December 31, 2025
Tax expense at statutory rate	$(37,232)	21.00%
Increase (decrease) in tax resulting from:
Foreign tax effects:
South Africa:
Change in valuation allowance	4,057	(2.29)%
Other adjustments	(831)	0.47%
Other foreign jurisdictions:
Other adjustments	1,092	(0.62)%
Change in valuation allowance	3,919	(2.21)%
Nontaxable or nondeductible items:
Change in fair value of convertible notes	25,981	(14.65)%
Other adjustments	3,142	(1.77)%
Other adjustments	(40)	0.02%
Effective tax rate	$88	(0.05)%

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate for the year ended December 31, 2024 as follows:

Year Ended December 31,
2024
Tax computed at federal statutory rate	21.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	1.78%
Return to provision	(3.88)%
Change in fair value of convertible notes	(4.47)%
Non-deductible stock compensation expense	(5.58)%
Permanent differences	(0.09)%
Valuation allowance	(9.10)%
Income tax expense	(0.34)%

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. Significant components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$13,385	$5,262
Capitalized R&D costs	787	34
Other assets	—	—
Accruals and reserves	535	142
Property and equipment, net	219	—
Right-of-use lease liability	417	336
Total deferred tax assets	15,343	5,774
Deferred tax liabilities:
Property and equipment, net	—	(316)
Right-of-use lease asset	(379)	(325)
Total deferred tax liabilities	(379)	(641)
Total net deferred tax assets	14,964	5,133
Less: valuation allowance	(14,964)	(5,101)
Net deferred taxes (liabilities) assets	$—	$32

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and deferred tax liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and deferred tax liabilities is recognized in income in the period that includes the enactment date.

The Company recognize deferred tax assets to the extent that the Company believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If the Company determines that it would not be able to realize its deferred tax assets in the future in excess of the net recorded amount, the Company would make an adjustment to the deferred tax assets through recognizing a valuation allowance, which would increase the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

We recognize interest and penalties related to UTBs on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing DTAs. On the basis of this evaluation, as of December 31, 2025, a full valuation allowance has been recorded against the federal, state, and South Africa deferred tax assets, excluding PET Labs and ASP Rentals which have no valuation allowance recorded. The amount of the DTA considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses becomes present and less weight is given to subjective evidence such as our projections for growth.

We are subject to taxation in the United States and various states and foreign jurisdictions. The statute of limitations remains open for all periods of taxable loss until the losses have been utilized. The Company did not make payments or receive refunds for income taxes for the years ended December 31, 2025 and 2024.

On July 4, 2025, the “One Big Beautiful Bill Act” (OBBBA) was enacted into law. The legislation made several changes to the U.S. tax code, including the return of 100% bonus depreciation, the ability to immediately deduct domestic research and development costs, a more favorable rule for deducting interest expenses, and updates to international tax rules around global intangible low-taxed income and foreign-derived intangible income. The Company has evaluated the impact of the new tax provision and determined it to have an immaterial impact on the consolidated financial results.